Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic:
Net income from continuing operations	¥ 617,095	¥ 446,236	¥ 145,095
Net income from discontinued operations		5,480	22,543
Net income	617,095	451,716	167,638
Less: Net income attributable to the noncontrolling interests	7,180	2,488	10,591
Net income attributable to the Company's shareholders	¥ 609,915	¥ 449,228	¥ 157,047
Weighted average number of ordinary shares outstanding	1,239,264,464	1,231,698,725	1,160,592,325
Basic net income from continuing operations per ordinary share	¥ 0.49	¥ 0.36	¥ 0.12
Basic net income from discontinued operations per ordinary share	0	0	0.02
Basic net income per ordinary share	.49	.36	.14
Basic net income from continuing operations per ADS	9.84	7.2	2.32
Basic net income from discontinued operations per ADS	0	0.09	0.39
Basic net income per ADS	¥ 9.84	¥ 7.29	¥ 2.71
Diluted:
Net income from continuing operations	¥ 617,095	¥ 446,236	¥ 145,095
Net income from discontinued operations		5,480	22,543
Net income	617,095	451,716	167,638
Less: Net income attributable to the noncontrolling interests	7,180	2,488	10,591
Net income attributable to the Company's shareholders	¥ 609,915	¥ 449,228	¥ 157,047
Weighted average number of ordinary shares outstanding	1,239,264,464	1,231,698,725	1,160,592,325
Weighted average number of dilutive potential ordinary shares from share options	1,589,570	29,524,324	48,229,471
Total	1,240,854,034	1,261,223,049	1,208,821,796
Diluted net income from continuing operations per ordinary share	¥ 0.49	¥ 0.36	¥ 0.11
Diluted net income from discontinued operations per ordinary share	0	0	0.02
Diluted net income per ordinary share	0.49	0.36	0.13
Diluted net income from continuing operations per ADS	9.83	7.2	2.23
Diluted net income from discontinued operations per ADS	0	0.09	0.37
Diluted net income per ADS	¥ 9.83	¥ 7.29	¥ 2.6